10. INTANGIBLE ASSETS (Tables)	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Schedule Of Intangible Assets
	Estimated	September 30,	September 30,
	Useful Lives	2013	2012

Customer contracts	5 years	$983,645	$983,645
Technology	5 years	712,500	$712,500
Less: accumulated amortization		(925,263)	(586,034)
Intangible assets, net		$770,882	$1,110,111